Financial risk management - Summary of the sensitivity analysis of fair value measurement (Detail) - Interest rate risk [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance and reinsurance contracts [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Change in basis points, Increase	100.00%
Impact on income before taxes, Increase	S/ 16,542	S/ 15,554
Impact on equity, Increase	S/ 1,075,830	921,286
Change in basis points, Decrease	100.00%
Impact on income before taxes, Decrease	S/ (20,226)	(18,703)
Impact on equity, Decrease	S/ (1,293,888)	(1,096,629)
Debt instruments [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Change in basis points, Increase	100.00%
Impact on income before taxes, Increase	S/ (100)	(107)
Impact on equity, Increase	S/ (906,268)	(796,455)
Change in basis points, Decrease	100.00%
Impact on income before taxes, Decrease	S/ 115	124
Impact on equity, Decrease	S/ 1,048,722	S/ 924,796